Transactions With Related Parties (Details) - Schedule of Loans and Accounts Receivable as Well as Contingent Loans that Correspond to Related Entities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group entities [Member]
Loans and accounts receivable
Commercial loans	$ 750,419	$ 680,624	$ 592,992
Mortgage loans
Consumer loans
Loans and accounts receivable	750,419	680,624	592,992
Allowance for loan losses	(1,037)	(2,213)	(2,586)
Net loans	749,382	678,411	590,406
Guarantees			2,039
Contingent loans
Personal guarantees
Letters of credit	1,960	19,162	13,848
Guarantees	438	30,422	538
Contingent loans	2,398	49,584	14,386
Allowance for contingent loans	(4)	(41)	(32)
Net contingent loans	2,394	49,543	14,354
Associates entities [Member]
Loans and accounts receivable
Commercial loans	49,284	118	192
Mortgage loans
Consumer loans
Loans and accounts receivable	49,284	118	192
Allowance for loan losses	(50)	(8)	(30)
Net loans	49,234	100	162
Guarantees
Contingent loans
Personal guarantees
Letters of credit
Guarantees
Contingent loans
Allowance for contingent loans
Net contingent loans
Key Personnel [Member]
Loans and accounts receivable
Commercial loans	3,272	3,185	2,611
Mortgage loans	29,809	30,479	20,716
Consumer loans	6,388	6,540	6,562
Loans and accounts receivable	39,469	40,204	29,889
Allowance for loan losses	(361)	(164)	(138)
Net loans	39,108	40,040	29,751
Guarantees			25,545
Contingent loans
Personal guarantees
Letters of credit
Guarantees
Contingent loans
Allowance for contingent loans
Net contingent loans
Others [Member]
Loans and accounts receivable
Commercial loans	978	280	219
Mortgage loans
Consumer loans
Loans and accounts receivable	978	280	219
Allowance for loan losses	(19)	(10)	(6)
Net loans	959	270	213
Guarantees			117
Contingent loans
Personal guarantees
Letters of credit
Guarantees	343
Contingent loans	343
Allowance for contingent loans	(5)
Net contingent loans	$ 338